INVESTMENTS - Debt Securities Held-to-Maturity (Details) - USD ($) $ in Millions	1 Months Ended
	Feb. 28, 2021	Aug. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities Held-to-maturity
Carrying value			$ 216,963	$ 104,943
Gross unrecognized gains			1,714	3,022
Gross unrecognized losses			2,639	175
Fair value			216,038	107,790
Allowance for credit losses on HTM debt securities			87	86	$ 0
Mortgage-backed securities - U.S. government-sponsored agency guaranteed
Debt Securities Held-to-maturity
Carrying value			63,885	49,004
Gross unrecognized gains			1,076	2,162
Gross unrecognized losses			925	15
Fair value			64,036	51,151
Mortgage-backed securities - Non-U.S. residential
Debt Securities Held-to-maturity
Carrying value			736	1,124
Gross unrecognized gains			3	3
Gross unrecognized losses			0	1
Fair value			739	1,126
Mortgage-backed securities - Commercial
Debt Securities Held-to-maturity
Carrying value			1,070	825
Gross unrecognized gains			4	1
Gross unrecognized losses			2	1
Fair value			1,072	825
Mortgage-backed securities
Debt Securities Held-to-maturity
Carrying value			65,691	50,953
Gross unrecognized gains			1,083	2,166
Gross unrecognized losses			927	17
Fair value			65,847	53,102
Allowance for credit losses on HTM debt securities			6	3	0
US Treasury securities
Debt Securities Held-to-maturity
Carrying value			111,819	21,293
Gross unrecognized gains			30	4
Gross unrecognized losses			1,632	55
Fair value			110,217	21,242
Fair value of securities transferred from AFS to HTM		$ 13,100
Unrealized gain position of securities at time of transfer		$ 144
State and municipal
Debt Securities Held-to-maturity
Carrying value			8,923	9,185
Gross unrecognized gains			589	755
Gross unrecognized losses			12	11
Fair value			9,500	9,929
Allowance for credit losses on HTM debt securities			75	74	0
Fair value of securities transferred from AFS to HTM	$ 237
Unrealized gain position of securities at time of transfer	$ 14
Foreign government
Debt Securities Held-to-maturity
Carrying value			1,651	1,931
Gross unrecognized gains			4	91
Gross unrecognized losses			36	0
Fair value			1,619	2,022
Allowance for credit losses on HTM debt securities			4	6	0
Asset-backed securities
Debt Securities Held-to-maturity
Carrying value			28,879	21,581
Gross unrecognized gains			8	6
Gross unrecognized losses			32	92
Fair value			28,855	21,495
Allowance for credit losses on HTM debt securities			$ 2	$ 3	$ 0